GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Ceragon Networks Ltd. ("the Company") is a wireless backhaul specialist. It provides wireless backhaul solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications. Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network. The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication between LTE/LTE-Advanced base band digital units stations and remote radio heads.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has forty one wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 16b and 16c.

b.	Acquisitions:

On January 19, 2011 ("Acquisition Date"), the Company completed the purchase of all the share capital of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011.

The consideration for all of the shares of Nera was $ 57,175. January 19, 2011 was considered to be the Acquisition Date, as control was obtained, assets were received and liabilities assumed. Eltek ASA undertook not to compete with the Company for a period of five years. In April 2014, the Company signed an agreement with Eltek ASA, to settle all claims, counter claims, legal proceedings, and any other contingent or potential claims regarding alleged breaches of representations and warranties contained in the purchase agreement governing the Nera Acquisition from Eltek in January 2011. In May 2014, the Company received $ 16,800 in cash, net of associated legal expenses and recorded as part of other income in the consolidated statements of operations.

c.	Cost reduction plans:

2013 Plan:

During the fourth quarter of 2013, the Company initiated a restructuring plan to reduce its operating cost and improve its efficiency, mainly by realigning teams on enhancing the newly released IP-20 platform, consolidating or relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan and facilities related expenses for office closing and consolidations. The total restructuring costs in 2013 and 2014 associated with exiting activities of the Company were $ 9,345 and $ 978, respectively, recorded in operating expenses, as restructuring costs. As of December 31, 2014, the total liability balance for the restructuring plan was $ 501, respectively, mainly due to facilities related expenses and termination of employment expenses. As of December 31, 2015, the Company does not expect any future obligations in relation to the 2013 Plan.

2014 Plan:

During the fourth quarter of 2014, the Company initiated another restructuring plan to reduce its operating cost and improve its efficiency, mainly by relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly post termination benefits, write-off of property and equipment that is related to activities that were terminated and facilities related expenses for warehouse and office closing and relocations. The total restructuring costs in 2014 and 2015 associated with exiting activities of the Company were $ 5,838 and $ 1,225, respectively, recorded in operating expenses, as restructuring costs. As of December 31, 2014 and 2015, the total liability balance for the restructuring plan was $ 2,427 and $ 52, respectively.

d.	Liquidity and Capital Resources:

During the year ended December 31, 2015, the Company incurred net profit of $1,011 and had positive cash flow from operating activities in the amount of $ 16,121. As of December 31, 2015, the Company had $ 36,318 in cash and cash equivalents and short term bank deposits. The outstanding cash and cash equivalents includes $ 1,039 located in Venezuela, subject to regulated foreign currency exchange which impairs the availability of that cash outside of the country

The Company's management addressed its liquidity matters with the following initiatives:

In August 2014, the Company completed a public offering of its shares on NASDAQ. Total net proceeds from the issuance amounted to approximately $45,149 (see also note 14b).

In December 2014, the Company announced that it will realign its operations, reduce headcount and undertake other cost reduction measures in order to improve profitability (see also note 1c).

In March 2013, the Company entered into a syndicated credit agreement (the “Credit Facility”) with four financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $ 73,500 of credit loans and up to $ 40,200 of bank guarantees was available. The Credit Facilities were set to be terminated, and all borrowings were set to be repaid, upon March 2016. Repayment could have been accelerated by the financial institutions in certain events of default, including insolvency events, failure to comply with financial covenants, or an event in which a current or future shareholder acquires control(as defined under the Israel Securities Law) of the Company. The financial covenants were mainly based on financial ratios that were related to the Company's total shareholders' equity, financial debt, trade receivables balance and working capital (For further information, see note 10).

In March 2016, the Company had further amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates and fees through the termination date of the credit facility. According to the amended terms, the Credit Facility was set to be terminated on June 30, 2016. Additionally, the available loan facility was gradually reduced to $ 56,000 as of December 31, 2015, and to $ 50,000 as of February 28, 2016. The amended Credit Facility also included a gradual reduction in the minimum cash covenant from $20,000 to $15,000 by October 1, 2015 (the "Amended Covenants").

In March 2016 the Company signed a further amendment to its agreement with the four financial institutions to extend the credit facility repayment date to March 31, 2017. According to the amendment, the covenants requirements and available credit line facility remained unchanged.

As of the date of these financial statements, the Company’s management believes that current cash and cash equivalent balances and short-term bank deposits will be sufficient for its operational requirements through at least the following 12 months.

According to the Company's plans, it will extend its Credit Facility agreement, or replace it with another financing arrangement in order to support the operations beyond March 31, 2017. The Company's management and board of directors believe that they will be able to obtain sufficient financial resources, however, there can be no assurances that the Company will be successful in obtaining sufficient financial resources when required.

As of December 31, 2015 the Company utilized $ 34,922 out of $ 56,000 of available credit lines. As of December 31, 2015, the Company is in compliance with its Amended Covenants and also expects to be in compliance through at least the following 12 months